PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders for Federated Short-Term Municipal Trust for the six-month reporting period ended December 31, 1997. The report begins with an investment review by the trust's portfolio manager, followed by a complete listing of portfolio holdings and the financial statements for the trust's Institutional Shares and Institutional Service Shares.

On behalf of its shareholders, the trust pursues monthly income free from federal regular income tax through a portfolio of high-quality, short-term municipal securities.*

During the six-month reporting period, tax-free dividends paid to shareholders totaled $0.22 per share for Institutional Shares and $0.21 per share for Institutional Service Shares. Total return was 2.66% for Institutional Shares and 2.53% for Institutional Service Shares.** The net asset value of both share classes increased slightly, from $10.26 on the first day of the reporting period to $10.31 on the last day of the period. Trust assets totaled $186 million on December 31, 1997.

Thank you for participating in tax-free income opportunities through Federated Short-Term Municipal Trust. As always, we welcome your questions, comments, or suggestions.

Sincerely,

[Graphic]

Glen R. Johnson
President
February 15, 1998

* Income may be subject to the federal alternative minimum tax and state and local taxes.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                              INVESTMENT REVIEW

PERFORMANCE

For the six month reporting period ended December 31, 1997, Federated Short-Term Municipal Trust produced non-annualized total returns of 2.66% for the Institutional Shares and 2.53% for the Institutional Service Shares.* For the one-year period ended December 31, 1997, Institutional Shares and Institutional Service Shares produced total returns of 4.49% and 4.23%, respectively.** These one-year total returns are equivalent to pre-tax equivalent returns of 7.38% for Institutional Shares, and 6.96% for Institutional Service Shares for investors in the highest federal tax bracket.

Nonetheless, the trust is managed predominately for tax-exempt income, with minimal fluctuation of principal value. Accordingly, the largest contribution to total return will consist of tax-exempt income to the shareholder. Over the six-month reporting period, the trust produced income dividends exempt from federal regular income taxes of $0.22 per share for Institutional Shares, and $0.21 per share for Institutional Service Shares. These dividends are equivalent to annualized tax-free distribution rates of 4.27% for Institutional Shares, and 4.02% for Institutional Service Shares. For the six-month reporting period ended December 31, 1997, the trust posted 30-day SEC yields of 3.82% and 3.57% for Institutional Shares and Institutional Service Shares, respectively.*

MARKET

The shape and direction of the short end of the yield curve (five years and less) continued to be dictated by the actions of the Federal Reserve Board (the "Fed") as well as market perceptions regarding future actions by the Fed. During the second half of 1997, despite having an economy that continued to reflect strong growth, low unemployment, but stable prices, the Fed refrained from changing the federal funds target rate. The Fed continues to express caution regarding the robust pace of economic expansion, tight labor markets, and persistent strong demand. However, offsetting these concerns has been the economic crisis in Asia. The Fed's decision to leave the federal funds target rate unchanged has been strongly influenced by the Asian economic slowdown and its effects on the U.S. economy. These events have clearly influenced the movement of short-term municipal bond interest rates over the six-month reporting period ended December 31, 1997.

Yields on three-year, "AA"-rated, high-quality municipal bonds (a proxy for the trust) fell over the period. Yields began the reporting period at 4.30% last July but moved to 4.00% by early August. Stronger economic growth prompted a rise back to 4.25% by early September, but yields then fell and rose again in September and October before the effects of the Asian crisis moved them steadily lower to finish December at 3.95%. Because yields fell over the reporting period, the trust experienced net asset value (NAV) appreciation, as the NAV rose from $10.26 per share to $10.31 per share.

STRATEGY

Over the six-month reporting period, three-year municipal bonds exhibited less price volatility than comparable treasury notes while providing a favorable after-tax income advantage for those investors at marginal tax rates of 31% or higher. During the reporting period, yields on three-year "AA" municipal bonds as a percentage of treasuries averaged close to 70%, but ranged from 68% to 72%. A higher ratio means that municipal bonds are more attractive from an after-tax income viewpoint. Yield ratios of 69% or higher show the attractiveness of municipal bonds for income-oriented investors at federal tax rates of 31% or above.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** For the five-year and ten-year periods ended December 31, 1997, the Institutional Shares produced average annual total returns of 4.12% and 5.14%, respectively. For the period from August 31, 1993 (date of initial public offering) to December 31, 1997, the Institutional Service Shares produced an average annual total return of 3.87%.

As we have mentioned in the past, portfolio strategy continues to emphasize credit quality, as yield spreads remain narrow between "AAA"- and "A"-rated bonds. Credit spreads will eventually widen from these levels when the economy slows and investors once again emphasize quality in their purchase decisions. Accordingly, the trust will continue to emphasize the highest quality instruments, and has over 88% of its assets invested relatively evenly in "AAA"- and "AA"-rated issues.

Management continues to add value by purchasing bonds in attractive sectors and through yield curve management. While the municipal short-term yield curve (bonds with maturities between one and five years) remains positively sloped with marginal incremental yield pick-up per year, the treasury curve is virtually flat from one-year to five-year maturities. From a relative value standpoint, when municipal bonds are compared to comparable maturity treasuries, bonds with maturities from four to five years are more attractive because of the steeper municipal yield curve.

During the six-month reporting period, management extended the weighted average effective maturity of the trust to 2.76 years from 2.34 years. This was done to take advantage of the greater price appreciation potential in longer maturity bonds. The concentration of higher coupon premium bonds in the portfolio helped to dampen net asset value volatility over the reporting period. Even though yields fell over the reporting period and prices of bonds rose, management was able to take advantage of market opportunities to keep the trust's distribution income yield relatively unchanged.

                          PORTFOLIO OF INVESTMENTS

                    FEDERATED SHORT-TERM MUNICIPAL TRUST

                        DECEMBER 31, 1997 (UNAUDITED)


 FUNDNAME

      PRINCIPAL                                                             CREDIT
       AMOUNT                                                               RATING*      VALUE
 SHORT-INTERMEDIATE MUNICIPAL SECURITIES--100.5%
 ALABAMA--2.1%
 $          1,000,000 Alabama State Docks Department, Docks Facilities        AAA    $    1,022,120
                      Refunding Revenue Bonds, 5.25% (MBIA INS), 10/1/2000
            1,000,000 Alabama State Docks Department, Docks Facilities        AAA         1,030,400
                      Refunding Revenue Bonds, 5.25% (MBIA INS), 10/1/2001
            1,850,000 Alabama State, UT GO Refunding Bonds, 5.70%, 9/1/1998    AA         1,874,531
                                              TOTAL                                       3,927,051
 ALASKA--1.1%
            2,000,000 Anchorage, AK, Hospital Refunding Revenue Bonds, AA-
                      2,083,720 6.50% (Sisters of Providence)/(Original Issue
                      Yield:
                      6.75%), 10/1/1999
 ARKANSAS--1.2%
            2,000,000 Arkansas Development Finance Authority, Single Family   AAA         2,164,460
                      Mortgage Revenue Bonds (Series 1997A-R), 6.50% (MBIA
                      INS), 2/1/2011
 CALIFORNIA--9.0%
            1,700,000 California State, Trust Receipts (Series 1997) Daily    A-1+        1,700,000
                      VRDNs (Bank of New York, New York LIQ)
            1,500,000 California Statewide Communities Development             A          1,510,995
                      Authority, Certificates of Participation, 4.80%
                      (Queen of Angels-Hollywood Presbyterian Medical
                      Center), 1/1/2000
           12,500,000 Los Angeles, CA Wastewater System, Revenue Bonds        AAA        13,668,000
                      (Series D), 6.70% (MBIA INS)/(United States Treasury
                      PRF)/(Original Issue Yield: 6.769%), 12/1/2000 (@102)
                                              TOTAL                                      16,878,995
 COLORADO--4.5%
            4,375,000 Arvada, CO Urban Renewal Authority, Revenue Refunding AAA
                      4,563,825 Bonds (Series 1997A), 5.25% (MBIA INS), 9/1/2002
            1,655,000 Colorado HFA, Single Family Mortgage Revenue Bond, AAA
                      1,875,297 Series C-1, 7.65% (FHA/VA mtgs LOC), 12/1/2025
            2,000,000 Colorado HFA, Single Family Mortgage Revenue Bonds AAA
                      2,037,900 (Series 1997C-3), 4.80%, 11/1/2016
                                              TOTAL                                       8,477,022
 CONNECTICUT--3.2%
            5,965,000 Commissioner of Housing of the State of Connecticut,    Aa3         5,973,948
                      Multifamily Housing Revenue Bonds, 5.00% TOBs (Town
                      Colony Project)/(National Australia Bank, Ltd.,
                      Melbourne LOC), Mandatory Tender 4/1/2001

 FEDERATED SHORT-TERM MUNICIPAL TRUST

      PRINCIPAL                                                             CREDIT
       AMOUNT                                                               RATING*      VALUE
 SHORT-INTERMEDIATE MUNICIPAL SECURITIES--CONTINUED
 HAWAII--6.0%
 $          1,300,000 Hawaii St. Department of Budget & Finance, (Series       A     $    1,300,000
                      1988) Weekly VRDNs (G.N. Wilcox Memorial
                      Hospital)/(Fuji Bank, Ltd., Tokyo LOC)
            5,000,000 Hawaii State, UT GO Bonds, Series CN, 6.25% (FGIC       AAA         5,399,600
                      LOC), 3/1/2002
            4,500,000 Honolulu, HI City & County, UT GO Bonds (Series B),      AA         4,520,160
                      4.80% (Original Issue Yield: 4.90%), 6/1/1998
                                              TOTAL                                      11,219,760
 ILLINOIS--7.3%
            1,500,000 Illinois Health Facilities Authority, Adjustable Rate   AAA         1,535,460
                      Revenue Bonds, Series 1991B, 5.00% (Highland Park
                      Hospital)/(FGIC INS), 10/1/2000
            1,000,000 Illinois Health Facilities Authority, Revenue            AA         1,018,400
                      Refunding Bonds (Series A), 4.80% (Advocate Health
                      Care Network)/(Original Issue Yield: 4.90%),
                      8/15/2002
            2,000,000 Illinois Health Facilities Authority, Revenue            AA         2,054,580
                      Refunding Bonds (Series A), 5.00% (Advocate Health
                      Care Network), 8/15/2003
            2,900,000 Illinois State Sales Tax, Revenue Bonds (Series V),     AAA         2,925,201
                      5.625%, 6/15/1998
            3,000,000 Illinois State, UT GO Bonds, 5.10% (FGIC INS),          AAA         3,081,750
                      9/1/2000
            3,000,000 Illinois State, UT GO Bonds, 5.50%, 8/1/1999             AA         3,071,640
                                              TOTAL                                      13,687,031
 INDIANA--2.1%
            3,900,000 Indiana Health Facilty Financing Authority, Hospital     AA         3,970,629
                      Revenue Bonds (Series 1996A), 4.75% (Clarian Health
                      Partners, Inc.)/(Original Issue Yield: 4.85%),
                      2/15/2002
 KANSAS--0.5%
            1,000,000 Sedgwick & Shawnee Counties, KS, Single Family          AAA         1,025,670
                      Mortgage Revenue Bonds (Series 1997A-2), 4.90% (GNMA
                      Collateralized Home Mortgage Program COL), 6/1/2016
 KENTUCKY--0.6%
            1,155,000 Jefferson County, KY, UT GO Trust Certificates,          A+         1,182,489
                      5.25%, 3/1/2000
 LOUISIANA--7.5%
            2,200,000 Lake Charles, LA Harbor & Terminal District, Port        A3         2,543,442
                      Facilities Revenue Refunding Bond, Trunkline Lining
                      Co Project, 7.75% (Panhandle Eastern Corp.),
                      8/15/2022
            4,000,000 Louisiana PFA, Health & Education Capital Facilities    AAA         4,071,120
                      Revenue Bonds (Series A), 5.00% TOBs (AMBAC INS),
                      Mandatory Tender 6/1/2002
            7,000,000 Louisiana State, Refunding GO Bonds (Series 1996A),     AAA         7,338,310
                      6.00% (FGIC INS), 8/1/2000
                                              TOTAL                                      13,952,872

 FEDERATED SHORT-TERM MUNICIPAL TRUST

      PRINCIPAL                                                             CREDIT
       AMOUNT                                                               RATING*      VALUE
 SHORT-INTERMEDIATE MUNICIPAL SECURITIES--CONTINUED
 MICHIGAN--2.3%
 $          1,000,000 Michigan State Building Authority, Revenue Bonds        AAA    $    1,058,240
                      (Series II), 6.25% (AMBAC INS)/(Original Issue Yield:
                      6.35%), 10/1/2000
            3,000,000 Michigan Underground Storage Tank Financial Assurance   AAA         3,093,240
                      Authority, Revenue Refunding Bonds (Series I), 5.00%
                      (AMBAC INS), 5/1/2001
                                              TOTAL                                       4,151,480
 MINNESOTA--1.6%
            3,000,000 Minneapolis, MN, Temporary Parking Ramp Revenue          NR         3,004,110
                      Bonds, Series 1997A, 4.75%, 6/1/2000
 MISSOURI--1.1%
            2,000,000 Springfield, MO State Highway Improvement Corp.,        AAA         2,079,240
                      Transportation Revenue Bonds (Series 1997), 5.25%
                      (AMBAC INS), 8/1/2001
 NEVADA--4.7%
            3,500,000 Nevada State Highway Improvement Authority, Motor        AA         3,508,890
                      Vehicle Fuel Tax Revenue Bond, 4.75% (Original Issue
                      Yield: 4.90%), 4/1/1998
            5,000,000 Nevada State Highway Improvement Authority, Motor        AA         5,188,750
                      Vehicle Fuel Tax Revenue Bonds, 7.00%, 4/1/1999
                                              TOTAL                                       8,697,640
 NEW JERSEY--7.8%
            7,000,000 New Jersey State, UT GO Bonds, 7.20%, 4/15/1999         AA+         7,298,410
            7,000,000 New Jersey State, UT GO Refunding Bonds (Series C),     AA+         7,240,170
                      6.50%, 1/15/2002
                                              TOTAL                                      14,538,580
 NEW MEXICO--1.0%
            1,820,000 Santa Fe Solid Waste Management Agency, NM, Facility     NR         1,865,009
                      Revenue Bonds (Series 1996), 5.00%, 6/1/2003
 NEW YORK--2.8%
            5,000,000 New York City Municipal Water Finance Authority,         A-         5,225,750
                      Water & Sewer System Revenue Bonds (Series A), 7.20%,
                      6/15/1999
 OHIO--3.4%
            1,000,000 Cincinnati City School District, OH, Tax Anticipation AAA
                      1,041,430 Notes (Series A), 5.50% (AMBAC INS), 12/1/2000
            3,630,000 Lucas County, OH, Hospital Revenue Refunding Bonds      AAA         3,697,954
                      (Series 1996), 5.00% (ProMedica Healthcare Obligated
                      Group)/(MBIA INS), 11/15/1999
            1,500,000 Ohio HFA, Residential Mortgage Revenue Bonds (Series    AAA         1,506,750
                      1997D-1), 4.85% (GNMA Collateralized Home Mortgage
                      Program COL), 3/1/2015
                                              TOTAL                                       6,246,134

FEDERATED SHORT-TERM MUNICIPAL TRUST

      PRINCIPAL                                                             CREDIT
       AMOUNT                                                               RATING*      VALUE
 SHORT-INTERMEDIATE MUNICIPAL SECURITIES--CONTINUED
 OKLAHOMA--0.6%
 $          1,055,000 Washington Cnty., OK Medical Authority, Hospital        AAA    $    1,076,606
                      Revenue Bonds (Series 1996A), 4.75% (Jane Phillips
                      Medical Center)/(Connie Lee INS)/(Original Issue
                      Yield: 4.90%), 11/1/2001
 OREGON--2.2%
            2,000,000 Oregon State Department of Transportation, Regional     AAA         2,042,780
                      Light Rail Revenue Bond, Westside Project, 5.375%
                      (MBIA INS), 6/1/1999
            2,000,000 Oregon State Department of Transportation, Regional     AAA         2,072,440
                      Light Rail Revenue Bond, Westside Project, 5.50%
                      (MBIA INS), 6/1/2000
                                              TOTAL                                       4,115,220
 PENNSYLVANIA--6.5%
            5,000,000 Commonwealth of Pennsylvania, UT GO Second Series       AA-         5,023,850
                      Refunding Bonds, 4.75%, 6/15/1998
              300,000 Philadelphia, PA Hospitals & Higher Education            AA           300,000
                      Facilities Authority, Hospital Revenue Bonds (Series
                      A of 1996) Daily VRDNs (Children's Hospital of
                      Philadelphia)/(Morgan Guaranty Trust Co., New York
                      LIQ)
            5,000,000 Philadelphia, PA Municipal Authority, Equipment         AAA         5,228,500
                      Revenue Bonds (Series 1997A), 5.297% (Philadelphia,
                      PA Gas Works)/(AMBAC INS), 10/1/2004
            1,500,000 Southeastern, PA Transportation Authority, Special      AAA         1,553,805
                      Revenue Bonds, 5.25% (FGIC INS), 3/1/2001
                                              TOTAL                                      12,106,155
 PUERTO RICO--0.1%
              200,000 Government Development Bank for Puerto Rico (GDB)        AA           200,000
                      Weekly VRDNs (MBIA INS)/(Credit Suisse First Boston
                      LIQ)
 TEXAS--6.2%
            2,000,000 Fort Worth, TX, Refunding LT GO Bonds (Series A),       Aa2         2,049,300
                      5.10% (Original Issue Yield: 5.20%), 3/1/2000
            2,500,000 Harris County, TX HFDC, Hospital Revenue Bonds,         AAA         2,606,250
                      Series 1997A, 5.25% (Memorial Hospital System)/(MBIA
                      Insurance Corporation LOC), 6/1/2002
            2,070,000 Lewisville, TX, Combination Contract Revenue &           A+         2,097,966
                      Special Assessment Bonds (Series 1997), 4.95% TOBs
                      (Wells Fargo Bank, N.A. LOC), Mandatory Tender
                      11/1/2001
            4,440,000 Texas State, UT GO Public Finance Authority (Series      AA         4,747,781
                      B), 8.00%, 10/1/1999
                                              TOTAL                                      11,501,297
 VIRGINIA--0.5%
            1,000,000 Botetourt County, VA IDA, Lease Revenue Notes (Series NR
                      1,001,730 1997), 4.55% (Botetourt County, VA), 1/15/2000

 FEDERATED SHORT-TERM MUNICIPAL TRUST

      PRINCIPAL                                                             CREDIT
       AMOUNT                                                               RATING*      VALUE
 SHORT-INTERMEDIATE MUNICIPAL SECURITIES--CONTINUED
 WASHINGTON--8.3%
 $          1,680,000 Tacoma, WA, Solid Waste Utility Revenue Refunding       AAA    $    1,779,103
                      Bonds (Series 1997B), 5.50% (AMBAC INS), 12/1/2002
            3,000,000 Washington State Public Power Supply System, Nuclear    AA-         3,164,910
                      Project No. 2 Revenue Refunding Bond, (Series 1997B),
                      5.50%, 7/1/2003
            3,000,000 Washington State Public Power Supply System,            AA-         3,075,900
                      Refunding Revenue Bonds (Nuclear Project No. 2)
                      (Series 1997A), 5.00%, 7/1/2001
            7,425,000 Washington State, UT GO Bonds (Series B), 5.00%,        AA+         7,537,192
                      5/1/1999
                                              TOTAL                                      15,557,105
 WEST VIRGINIA--0.9%
            1,500,000 Cabell County, WV Board of Education, Refunding UT GO    A+         1,586,175
                      Bonds, 6.00%, 5/1/2001
 WISCONSIN--5.4%
            6,500,000 Wisconsin Health and Educational Facilities             AAA         6,756,620
                      Authority, Revenue Bonds (Series 1996), 5.50%
                      (Gundersen Lutheran)/(FSA INS), 12/1/2000
            3,335,000 Wisconsin Health and Educational Facilities             AAA         3,392,927
                      Authority, Revenue Bonds (Series 1997), 4.70%
                      (Marshfield Clinic, WI)/(MBIA INS)/(Original Issue
                      Yield: 4.85%), 2/15/2002
                                              TOTAL                                      10,149,547
                          TOTAL SHORT-INTERMEDIATE MUNICIPAL SECURITIES                 187,645,425
                          (IDENTIFIED COST $184,520,621)
 SHORT-TERM MUNICIPALS--0.5%
 PENNSYLVANIA--0.5%
              900,000 New Castle, PA Area Hospital Authority, (Series 1996)   AAA           900,000
                      Weekly VRDNs (Jameson Memorial Hospital)/(FSA
                      INS)/(PNC Bank, N.A. LIQ) (at amortized cost)
                                              TOTAL INVESTMENTS (IDENTIFIED           $ 188,545,425
                                              COST $185,420,621)(A)

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) The cost of investments for federal tax purposes amounts to $185,420,621. The net unrealized appreciation of investments on a federal tax basis amounts to $3,124,804 which is comprised of $3,127,719 appreciation and $2,915 depreciation at December 31, 1997.

Note: The categories of investments are shown as a percentage of net assets ($186,666,521) at December 31, 1997.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation COL --Collateralized FGIC --Financial Guaranty Insurance Company FHA/VA --Federal Housing Administration/Veterans Administration FSA --Financial Security Assurance GNMA --Government National Mortgage Association GO --General Obligation HFA --Housing Finance Authority HFDC --Health Facility Development Corporation IDA --Industrial Development Authority INS --Insured LIQ --Liquidity Agreement LOC --Letter of Credit LT --Limited Tax MBIA --Municipal Bond Investors Assurance PFA --Public Facility Authority PRF --Prerefunded TOBs --Tender Option Bonds UT --Unlimited Tax VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES

                    FEDERATED SHORT-TERM MUNICIPAL TRUST

                       DECEMBER 31, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost                   $ 188,545,425
 $185,420,621)
 Income receivable                                                                        2,375,181
 Receivable for shares sold                                                                  13,701
   Total assets                                                                         190,934,307
 LIABILITIES:
 Payable for investments purchased                                       $ 3,531,955
 Payable for shares redeemed                                                   3,000
 Income distribution payable                                                 713,350
 Payable to Bank                                                               9,190
 Accrued expenses                                                             10,291
   Total liabilities                                                                      4,267,786
 Net Assets for 18,109,009 shares outstanding                                         $ 186,666,521
 NET ASSETS CONSIST OF:
 Paid in capital                                                                      $ 189,305,379
 Net unrealized appreciation of investments                                               3,124,804
 Accumulated net realized loss on investments                                           (5,761,409)
 Distributions in excess of net investment income                                           (2,253)
   Total Net Assets                                                                   $ 186,666,521
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $177,878,679 / 17,256,473 shares outstanding                                                $10.31
 INSTITUTIONAL SERVICE SHARES:
 $8,787,842 / 852,536 shares outstanding                                                     $10.31

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS

                    FEDERATED SHORT-TERM MUNICIPAL TRUST

               SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                               $ 5,012,600
 EXPENSES:
 Investment advisory fee                                                   $   424,773
 Administrative personnel and services fee                                      80,159
 Custodian fees                                                                 13,062
 Transfer and dividend disbursing agent fees and expenses                       27,872
 Directors'/Trustees' fees                                                       8,068
 Auditing fees                                                                   7,394
 Legal fees                                                                      3,564
 Portfolio accounting fees                                                      40,435
 Distribution services fee--Institutional Service Shares                        10,257
 Shareholder services fee--Institutional Shares                                255,221
 Shareholder services fee--Institutional Service Shares                         10,257
 Share registration costs                                                       16,379
 Printing and postage                                                           13,040
 Insurance premiums                                                              2,595
 Taxes                                                                           2,438
 Miscellaneous                                                                   3,944
   Total expenses                                                              919,458
 Waivers --
   Waiver of investment advisory fee                         $ (147,043)
   Waiver of distribution services fee--Institutional            (9,847)
 Service Shares
   Waiver of shareholder services fee--Institutional Shares    (255,221)
   Waiver of shareholder services fee--Institutional               (410)
 Service Shares
     Total waivers                                                           (412,521)
       Net expenses                                                                         506,937
         Net investment income                                                            4,505,663
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                           193,012
 Net change in unrealized appreciation of investments                                       878,815
   Net realized and unrealized gain on investments                                        1,071,827
     Change in net assets resulting from operations                                     $ 5,577,490

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                    FEDERATED SHORT-TERM MUNICIPAL TRUST

                                   SIX MONTHS
                                      ENDED
                             (UNAUDITED) YEAR ENDED
                                                                 DECEMBER 31, 1997  JUNE 30, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income/operating loss                              $    4,505,663   $     9,299,278
 Net realized gain (loss) on investments ($193,012 net gain and           193,012         (188,131)
 $170,193 net loss, respectively, as computed for federal tax purposes)
 Net change in unrealized appreciation/depreciation                       878,815           403,659
   Change in net assets resulting from operations                       5,577,490         9,514,806
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                               (4,340,207)       (8,989,909)
   Institutional Service Shares                                         (165,457)         (311,621)
     Change in net assets resulting from distributions to             (4,505,664)       (9,301,530)
 shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                          36,522,673       120,094,181
 Net asset value of shares issued to shareholders in payment of         1,697,759         3,735,821
 distributions declared
 Cost of shares redeemed                                             (69,552,253)     (102,793,046)
   Change in net assets resulting from share transactions            (31,331,821)        21,036,956
     Change in net assets                                            (30,259,995)        21,250,232
 NET ASSETS:
 Beginning of period                                                  216,926,516       195,676,284
 End of period                                                     $  186,666,521   $   216,926,516

(See Notes which are an integral part of the Financial Statements)

                 FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          SIX MONTHS
                                                             ENDED
                                                          (UNAUDITED)
                                                          DECEMBER 31,      YEAR ENDED JUNE 30,
                                                              1997        1997   1996      1995     1994     1993
NET ASSET VALUE, BEGINNING OF PERIOD                             $10.26   $10.24 $10.28    $10.15   $10.37   $10.29
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                           0.22     0.44   0.43      0.42     0.40     0.44
   Net realized and unrealized gain (loss) on investments          0.05     0.02  (0.04)     0.13    (0.22)    0.08
   Total from investment operations                                0.27     0.46   0.39      0.55     0.18     0.52
LESS DISTRIBUTIONS
   Distributions from net investment income                       (0.22)   (0.44) (0.43)    (0.42)   (0.40)   (0.44)
NET ASSET VALUE, END OF PERIOD                                   $10.31   $10.26 $10.24    $10.28   $10.15   $10.37
TOTAL RETURN(A)                                                    2.66%    4.59%  3.82%     5.52%    1.76%    5.11%
RATIOS TO AVERAGE NET ASSETS
   Expenses                                                        0.47%*   0.46%  0.47%     0.46%    0.47%    0.46%
   Net investment income                                           4.25%*   4.30%  4.14%     4.09%    3.89%    4.21%
SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                      $177,879 $210169 $189467 $217,713 $316,810 $318,932
Portfolio turnover                                                   15%      50%     20%     33%       36%      15%

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

             FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          SIX MONTHS
                                                             ENDED
                                                          (UNAUDITED)
                                                          DECEMBER 31,      YEAR ENDED JUNE 30,
                                                              1997      1997   1996  1995  1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                           $10.26 $10.24 $10.28$10.15  $10.35
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                          0.21   0.42  0.40   0.39    0.31
   Net realized and unrealized gain (loss) on investments         0.05   0.02 (0.04)  0.13  (0.20)
   Total from investment operations                               0.26   0.44  0.36   0.52    0.11
 LESS DISTRIBUTIONS
   Distributions from net investment income                     (0.21) (0.42) (0.40)(0.39)  (0.31)
 NET ASSET VALUE, END OF PERIOD                                 $10.31 $10.26 $10.24$10.28  $10.15
 TOTAL RETURN(B)                                                 2.53%  4.33% 3.56%  5.26%   1.08%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                     0.72%*  0.71% 0.72%  0.71%  0.72%*
   Net investment income                                        4.03%*  4.05% 3.90%  3.69%  3.65%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                      $8,788 $6,758 $6,209$5,223 $31,459
   Portfolio turnover                                              15%    50%   20%    33%     36%

* Computed on an annualized basis.

(a) Reflects operations for the period from August 31, 1993 (date of initial public offering) to June 30, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS

                    FEDERATED SHORT-TERM MUNICIPAL TRUST

                        DECEMBER 31, 1997 (UNAUDITED)

ORGANIZATION

Federated Short-Term Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares:
Institutional Shares and Institutional Service Shares. The investment objective of the Trust is to provide dividend income which is exempt from federal regular income tax. The Trust pursues this investment objective by investing in a portfolio of municipal securities with a dollar-weighted average maturity of less than three years.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At June 30, 1997, the Trust, for federal tax purposes, had a capital loss carryforward of $5,760,172, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR   EXPIRATION AMOUNT
       1998            $1,729,378
       1999                11,866
       2001                62,121
       2002             1,189,491
       2003             2,597,123
       2004               170,193
Additionally, net capital losses of $193,926 attributable to security transactions incurred after October 31, 1996 are treated as arising on July 1, 1997, the first day of the Trust's next taxable year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                        Six Months
                                           Ended                                      Year Ended
                                        December 31,                                 June 30, 1997
                                           1997
 Institutional                Shares                 Amount                   Shares                 Amount
 Shares
 Shares sold                 3,226,992            $   33,189,425           11,082,005          $  113,726,010
 Shares issued to
 shareholders                  156,667                 1,611,163              338,791               3,476,789
 in payment of
 distributions declared
 Shares redeemed           (6,619,705)              (68,121,281)          (9,428,681)            (96,745,509)
   Net change              (3,236,046)            $ (33,320,693)            1,992,115          $   20,457,290
 resulting from
 Institutional Share
 transactions

                                        Six Months
                                           Ended                                      Year Ended
                                        December 31,                                 June 30, 1997
                                           1997
 Institutional                 Shares                Amount                   Shares                 Amount
 Service Shares
 Shares sold                   324,289            $    3,333,248              619,285          $    6,368,171
 Shares issued                   8,420                    86,596               25,233                 259,032
 to shareholders
 in payment of
 distributions declared
 Shares redeemed              (139,095)               (1,430,972)            (591,876)             (6,047,537)
   Net change                  193,614            $    1,988,872               52,642          $      579,666
 resulting from
 Institutional Service
 Share transactions
     Net change             (3,042,432)           $  (31,331,821)           2,044,757          $   21,036,956
 resulting from share
 transactions

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under federal and state laws and regulations, expenses of withholding taxes, and extra ordinary expenses) exceed 0.45% of average daily net assets of the Trust.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses of up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended December 31, 1997, were as follows:

 PURCHASES                                                         $30,823,138
 SALES                                                             $58,412,115

                                  TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                             William J. Copeland

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Glen R. Johnson

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue

                                  Chairman

                               Glen R. Johnson

                                  President

                           J. Christopher Donahue

                          Executive Vice President

                             Edward C. Gonzales

                          Executive Vice President

                              John W. McGonigle

             Executive Vice President, Treasurer, and Secretary

                              Richard B. Fisher

                               Vice President

                              Matthew S. Hardin

                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectuses which contain facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]

Federated Short Term Municipal Trust

Semi-Annual Report
to Shareholders
December 31, 1997

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Federated Securities Corp., Distributor

Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

Cusip 313907107
Cusip 313907206
8020108 (2/98)

[Graphic]